Fair Value of Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Parenthetical) (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Gross carrying amount [member]
Disclosure of fair value measurement of assets [line items]
Investment securities measured at amortized cost	[1]	$ 29,412	$ 31,984

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.